Inventories, Net and Cost of sales - Schedule of Information Related with the Cost of Sales (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Information Related with the Cost of Sales [Abstract]
Cost of goods sold	$ 18,391,858	[1]	$ 17,578,059	[1]	$ 17,086,294
Trade discounts and purchase rebates	(3,008,622)		(2,779,271)		(2,490,381)
Logistics costs	671,567		625,289		579,791
Damage and loss	281,047		263,052		202,573
Allowance for inventory losses, net (Note 11.1)	11,651		8,915	[2]	1,813	[2]
Total cost of sales	$ 16,347,501		$ 15,696,044		$ 15,380,090

[1]	The annual period ended December 31, 2024 includes $29,713 of depreciation and amortization cost (December 31, 2023 - $29,095 and December 31, 2022 - $28,248).
[2]	Some figures in the December 2023 and 2022 financial statements were disaggregated for comparative purposes (see Note 2).